Nature Of Business And Significant Accounting Policies (Schedule Of Corrections Of Errors-Balance Sheet) (Details) (USD $)	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Buildings and improvements	$ 133,638,280	$ 78,381,051	[1]	$ 77,828,679	[1]	$ 77,421,721
Accumulated depreciation	(6,862,007)	(5,786,650)	[1]	(4,911,276)	[1]	(3,015,810)
Net investment in properties	168,491,738	134,511,935	[1]	135,881,297	[1]	107,667,379
Real estate held for sale	58,638,227	84,031,107	[1]	84,749,070	[1]	85,853,449
Total assets	291,909,724	232,395,873	[1]	234,642,605	[1]	235,199,632
Noncontrolling interest - Preferred B and C units	19,400,338	19,695,013	[1]	19,862,715	[1]
Additional paid-in capital	73,560,482	54,432,120	[1]	54,349,329	[1]	108,303,199
Accumulated deficit	(37,959,620)	(36,527,990)	[1]	(35,173,174)	[1]	(31,117,094)
Stockholders' equity - Trade Street Residential	35,648,036	23,569,832	[1]	24,010,846	[1]	77,187,068
Noncontrolling interests	10,590,655	10,807,977	[1]	10,982,559	[1]	7,150,032
Total stockholders' equity	46,238,691	34,377,809	[1]	34,993,405	[1]	84,337,100	59,720,993
Total liabilities and stockholders' equity	291,909,724	232,395,873	[1]	234,642,605	[1]	235,199,632
As Reported [Member]
Buildings and improvements		77,796,104		77,385,897
Accumulated depreciation		(5,693,712)		(4,870,063)
Net investment in properties		134,019,926		135,479,728
Real estate held for sale		83,690,921		84,535,052
Total assets		231,563,678		234,027,018
Noncontrolling interest - Preferred B and C units		19,547,279		20,148,421
Additional paid-in capital		54,432,120		52,497,870
Accumulated deficit		(37,138,583)		(34,365,806)
Stockholders' equity - Trade Street Residential		22,959,239		22,966,755
Noncontrolling interests		10,734,109		11,125,411
Total stockholders' equity		33,693,348		34,092,166
Total liabilities and stockholders' equity		231,563,678		234,027,018
Adjustment [Member]
Buildings and improvements		584,947		442,782
Accumulated depreciation		(92,938)		(41,213)
Net investment in properties		492,009		401,569
Real estate held for sale		340,186		214,018
Total assets		832,195		615,587
Noncontrolling interest - Preferred B and C units		147,734		(285,706)
Additional paid-in capital				1,851,459
Accumulated deficit		610,593		(807,368)
Stockholders' equity - Trade Street Residential		610,593		1,044,091
Noncontrolling interests		73,868		(142,852)
Total stockholders' equity		684,461		901,239
Total liabilities and stockholders' equity		$ 832,195		$ 615,587

[1]	Restated